Income tax expense	12 Months Ended
Dec. 31, 2025
Income tax expense
Income tax expense

7.Income tax expense

(a)Income tax expense

	2025	2024	2023
	US$’000	US$’000	US$’000
Tax expense attributable to profit is made up of:
– current income tax	17,868	25,294	10,711
– deferred income tax	(3,669)	4,801	254
	14,199	30,095	10,965

7.Income tax expense (continued)

(b)Movement in current income tax liabilities

	2025	2024	2023
	US$’000	US$’000	US$’000
At beginning of the financial year	14,470	8,121	2,489
Income tax expense	17,868	25,294	10,711
Income tax paid	(30,176)	(19,639)	(5,367)
Currency effects	(642)	694	288
At end of the financial year	1,520	14,470	8,121

(c)Movement in deferred tax assets

	2025	2024	2023
	US$’000	US$’000	US$’000
At beginning of the financial year	1,644	6,855	6,720
Tax credited/(charged) to profit for the financial year	3,669	(4,801)	(254)
Currency effects	8	(410)	389
At end of the financial year	5,321	1,644	6,855

Deferred tax assets are recognised for tax losses carried forward for the Group’s subsidiaries to the extent that realisation of the related tax benefits through future taxable profits is probable. The Group has concluded that the deferred tax assets will be recoverable from the estimated future taxable income of the subsidiaries within the next five years.

In 2024, deferred tax assets do not include unutilised tax losses carried forward of US$7.1 million, tax effect of US$1.6 million, as it is not probable that the future taxable profit will be available against which the Group can use the taxable benefits therefrom. In 2025, all unutilised tax losses carried forward are recognised as deferred tax assets.

Income tax expense reconciliation is as follows:

	2025	2024	2023
	US$’000	US$’000	US$’000
Profit before tax	303,910	424,963	503,964
Tax calculated at a tax rate of 17% (2024: 17%; 2023: 0%1)	51,665	72,244	—
Effects of different tax rates in other countries	(19,232)	(2,051)	10,711
Effects of concessionary tax rates (Global Trader Programme)	1,344	(2,233)	—
Tax exemption	(30,278)	(37,535)	—
Utilisation of tax losses	—	—	254
Previously unrecognised tax benefits	—	(4,000)	—
Foreign withholding tax	10,700	3,670	—
Income tax expense	14,199	30,095	10,965

[1]The Company redomiciled to Singapore on 1 July 2024. Prior to the redomiciliation, there was no income, withholding, capital gains or capital transfer taxes as the Company was domiciled in Bermuda.

7.Income tax expense (continued)

(c)Movement in deferred tax assets (continued)

BW LPG Product Services Pte. Ltd., a Group subsidiary, was granted on 28 March 2024, the Global Trader Programme by Enterprise Singapore for the period commencing 1 March 2024, until 31 December 2028. The status entitles BW LPG Product Services Pte. Ltd. a concessionary tax rate of 10% during the period on prescribed qualifying income, subject to achieving the terms and conditions set by Enterprise Singapore, and requirements of the Income Tax Act.

In 2024, the Group is subject to a global minimum top-up tax rules under OECD BEPS Pillar Two. The Group has entities in certain jurisdictions that implemented Pillar Two rules, which include Domestic Top-up Tax rules (“DMTT”) and Income Inclusion Rules (“IIR”). Accordingly, any top-up tax of these entities or their subsidiaries would be collected in those jurisdictions. As at 31 December 2024 and 2025, management assessed the impact of the top-up tax exposure to be immaterial, since the effective tax rates in those jurisdictions are estimated to exceed 15%.